S000081439 [Member] Investment Strategy - Trillium ESG Small/Mid Cap Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small and mid‑sized companies that meet Trillium’s Environmental, Social, and Governance (“ESG”) criteria. The Fund’s subadviser, Trillium Asset Management, LLC (“Trillium”) defines small- and mid‑cap companies as those having market capitalizations that, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2500TM Index. As of September 30, 2025, the largest company in the Russell 2500TM Index had a market capitalization of $32.29 billion. The Fund utilizes a core investment style that incorporates elements of both growth and value investing. The Fund may invest up to 20% of its total assets in the securities of non‑U.S. issuers, including indirectly through instruments such as depositary receipts. Depositary receipts and other investments intended to achieve investment exposure to equity securities indirectly will be counted towards the Fund’s 80% investment policy. The Fund’s non‑U.S. holdings may include companies located in frontier or emerging markets. For purposes of its 80% investment policy, the equity securities that meet Trillium’s ESG criteria are those that satisfy Trillium’s proprietary fundamental and ESG criteria analysis and screening described below under “Portfolio Analysis and Construction” and “ESG Considerations and Active Ownership.” The Fund may also participate in initial public offerings (“IPOs”).
Portfolio Analysis and Construction. Trillium’s investment philosophy for the Fund is that integrating ESG criteria into the financial analysis process can help identify the best companies positioned to deliver long-term risk adjusted performance.
Trillium constructs the Fund’s portfolio by looking at the companies included in the Fund’s benchmark, supplemented by an analysis of companies outside of the Fund’s benchmark. Within this investment universe the portfolio managers then identify individual companies that satisfy Trillium’s proprietary fundamental and ESG criteria analysis and screening process described under “Portfolio Analysis and Construction” and “ESG Considerations and Active Ownership.” In conducting fundamental research, the portfolio managers combine fundamental investment considerations with proprietary ESG criteria analysis and screening. Trillium believes that this integrated approach provides insight into how a company behaves commercially and how it deals with existing and emerging ESG risks and opportunities.
Trillium’s investment process for the Fund is a bottom‑up research process focused on identifying companies with high quality characteristics. These include, but are not limited to:
•	Financial statement integrity as determined by a review of financial ratios and company disclosures;
•	History of profitability, and/or positive and growing cash flow from operations;
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Conservative debt management as measured by a review of leverage ratios and balance sheet analyses including debt to earnings before interest, taxes, depreciation and amortization, and debt to capitalization metrics;

•	Return on investment capital trends; and
•	Sector-relevant leadership on ESG policies and performance.
Portfolio managers also qualitatively consider macroenvironment and geopolitical conditions, including interest rates, inflation trends, employment levels, and regional disputes in relation to overall portfolio construction. In constructing the portfolio,
Trillium adheres to risk control parameters such as the maximum size of an individual holding, relative sector weights, and a target average market capitalization for the portfolio.
When selecting securities for the Fund, the portfolio managers’ financial analysis also includes a holistic review of ESG criteria and how they may impact a stock’s valuation or performance. These ESG criteria include key sustainability risks and opportunities spanning a range of topics including board diversity, climate change policies, supply chains and human rights policies. Trillium also excludes or restricts from investment individual companies on the basis of certain qualitative and quantitative screens. See “ESG Considerations and Active Ownership” below for more detail. The portfolio managers evaluate Environmental, Social, and Governance factors for each company. The portfolio managers do not prioritize one set of factors over the others, although “E”, “S” or “G” factors may be given more or less consideration depending on a company’s particular industry. For example, Trillium may weigh Social factors more heavily for a firm in the professional services industry and Environmental factors more heavily for a manufacturing company. Similarly, Trillium’s ESG criteria may be somewhat different across sectors, geographic regions or market capitalizations, and Trillium evaluates ESG criteria and risks for each company it considers for investment. Some of the ESG criteria Trillium assesses, which can vary based on industry as noted above, include, but are not limited to:
Environmental – Use of harmful pollutants and chemicals; Raw material management; Greenhouse gas emissions and use of renewable energy sources.
Social – Payment of fair wages; Human capital management strategy; Encouragement of diversity and inclusion; Support of LGBTQ rights.
Governance – Board diversity; Independent roles of CEO and Board chair; Reasonableness of executives’ wages; Dedication to corporate transparency.
Portfolio managers also analyze a company’s ESG related policies and practices, including reviews of third-party evidence when available. For example, the portfolio managers may consider whether a company maintains an environmental management system certified to certain international standards, and also consider data from a variety of public sources including eligible company filings, other publicly available materials, shareholder/investor events, and in certain cases, information resulting from direct communication with company management teams. The portfolio managers also have access to and consider information obtained from multiple third-party providers for both financial and ESG data, in addition to internally generated analysis, throughout its proprietary investment process. Trillium also reviews publicly available information provided from government agencies, news agencies and not‑for‑profit organizations. See “ESG Considerations and Active Ownership” below for more detail.
ESG Considerations and Active Ownership. Trillium seeks to identify companies that it believes are strategic leaders, based on business models that it believes are superior and with the ability to create consistent earnings growth. In addition, Trillium looks to identify companies with strong board and management qualities, as evidenced by transparent and conservative financial reporting, and effective management of ESG risks such as risks from new environmental regulations, product safety risk, and reputational risks from major controversies or accidents.
Trillium believes in active ownership and that engaging companies on ESG topics using shareholder advocacy can lead to improvements in corporate ESG performance practices, policies and impact. Trillium typically seeks to align Trillium’s values and financial objectives by combining impactful investment solutions with active ownership, aspiring to provide long-term value while advancing humankind towards a sustainable global economy, a just society, and a better world. For Trillium this means being active shareholders with the intention to advocate in support of protections and respect for human rights, the natural environment, economic, environmental, social, and climate justice, labor rights, and civil society institutions. In pursuing the Fund’s investment objective and considering individual investments, Trillium considers both impact to these aspirational goals as well as financial performance. Trillium’s proxy voting guidelines incorporate these ESG matters and perspectives and votes are executed consistent with Trillium’s fiduciary duties.
As part of its ESG analysis, there are certain industries and business activities that Trillium currently identifies as too environmentally risky or as presenting social outcomes that are too unattractive to warrant investment consideration. Trillium employs qualitative and quantitative screens to exclude or restrict these types of investments. The Fund does not invest in companies that are primarily engaged in fossil fuel production based on a company’s total gross revenue unless the company demonstrates a plan to transition to a low carbon business model that Trillium finds credible. The Fund will also exclude from consideration companies that derive a material proportion of their total gross revenue from business activities that are incompatible with Trillium’s sustainability goals. These include business activities related to agricultural biotechnology, coal and certain types of mining, pornography, private prisons, tar sands (i.e., oil sands), arctic drilling, tobacco, casinos and gaming, and weapons/firearms. The Fund also restricts investment in companies that Trillium identifies as having major recent or ongoing controversies involving animal welfare, environmental, governance, human rights, and product safety.